GOF-P7 05/25

SUPPLEMENT DATED MAY 27, 2025

TO THE SUMMARY PROSPECTUS OF EACH

FRANKLIN TEMPLETON FUND LISTED IN SCHEDULE A

All references to prospectus@franklintempleton.com in the Summary Prospectus of each fund listed in Schedule A are replaced with prospectus.us.franklintempleton@fisglobal.com.

SCHEDULE A

Fund	Date of Summary Prospectus
FRANKLIN ALTERNATIVE STRATEGIES FUNDS
K2 Alternative Strategies Fund	October 1, 2024

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Franklin California Tax-Free Income Fund	July 1, 2024

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income Fund	November 1, 2024

FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund	February 1, 2025
Franklin Growth Fund	February 1, 2025
Franklin Income Fund	February 1, 2025
Franklin U.S. Government Securities Fund	February 1, 2025
Franklin Utilities Fund	February 1, 2025

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Franklin Federal Tax-Free Income Fund	September 1, 2024

FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund	May 1, 2025
Franklin Corefolio Allocation Fund	May 1, 2025
Franklin Global Allocation Fund	May 1, 2025
Franklin Growth Allocation Fund	May 1, 2025
Franklin LifeSmart™ Retirement Income Fund	May 1, 2025
Franklin LifeSmart™ 2020 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2025 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2030 Retirement Target Fund	May 1, 2025

Fund	Date of Summary Prospectus
Franklin LifeSmart™ 2035 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2040 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2045 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2050 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2055 Retirement Target Fund	May 1, 2025
Franklin LifeSmart™ 2060 Retirement Target Fund	May 1, 2025
Franklin Moderate Allocation Fund	May 1, 2025

FRANKLIN GLOBAL TRUST
Franklin International Growth Fund	December 1, 2024
Franklin Emerging Market Debt Opportunities Fund	December 1, 2024

FRANKLIN GOLD AND PRECIOUS METALS FUND
Franklin Gold and Precious Metals Fund	December 1, 2024

FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund	February 1, 2025

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund	March 1, 2025
Franklin Equity Income Fund	March 1, 2025
Franklin Floating Rate Daily Access Fund	March 1, 2025
Franklin Long Duration Credit Fund	March 1, 2025
Franklin Low Duration Total Return Fund	March 1, 2025
Franklin Low Duration U.S. Government Securities Fund	March 1, 2025
Franklin Managed Income Fund	March 1, 2025
Franklin Total Return Fund	March 1, 2025

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund	February 1, 2025

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund	July 1, 2024

FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Beacon Fund	May 1, 2025
Franklin Mutual Global Discovery Fund	May 1, 2025
Franklin Mutual International Value Fund	May 1, 2025
Franklin Mutual Quest Fund	May 1, 2025
Franklin Mutual Shares Fund	May 1, 2025

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Franklin New York Tax-Free Income Fund	July 1, 2024

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income Fund	February 1, 2025

Fund	Date of Summary Prospectus

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund	September 1, 2024

FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund	September 1, 2024
Franklin Growth Opportunities Fund	September 1, 2024
Franklin Natural Resources Fund	September 1, 2024
Franklin Small Cap Growth Fund	September 1, 2024
Franklin Small-Mid Cap Growth Fund	September 1, 2024
Franklin Core Plus Bond Fund	September 1, 2024
Franklin Templeton SMACS: Series CH	January 1, 2025
Franklin Templeton SMACS: Series E	January 1, 2025
Franklin Templeton SMACS: Series I	January 1, 2025
Franklin Templeton SMACS: Series H	January 1, 2025

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund	July 1, 2024
Franklin Arizona Tax-Free Income Fund	July 1, 2024
Franklin Colorado Tax-Free Income Fund	July 1, 2024
Franklin Connecticut Tax-Free Income Fund	July 1, 2024
Franklin Federal Intermediate-Term Tax-Free Income Fund	July 1, 2024
Franklin Federal Limited-Term Tax-Free Income Fund	July 1, 2024
Franklin Georgia Tax-Free Income Fund	July 1, 2024
Franklin High Yield Tax-Free Income Fund	July 1, 2024
Franklin Louisiana Tax-Free Income Fund	July 1, 2024
Franklin Maryland Tax-Free Income Fund	July 1, 2024
Franklin Massachusetts Tax-Free Income Fund	July 1, 2024
Franklin Michigan Tax-Free Income Fund	July 1, 2024
Franklin Minnesota Tax-Free Income Fund	July 1, 2024
Franklin Missouri Tax-Free Income Fund	July 1, 2024
Franklin New Jersey Tax-Free Income Fund	July 1, 2024
Franklin North Carolina Tax-Free Income Fund	July 1, 2024
Franklin Ohio Tax-Free Income Fund	July 1, 2024
Franklin Oregon Tax-Free Income Fund	July 1, 2024
Franklin Pennsylvania Tax-Free Income Fund	July 1, 2024
Franklin Virginia Tax-Free Income Fund	July 1, 2024

FRANKLIN TEMPLETON TRUST
Franklin OnChain U.S. Government Money Fund	January 3, 2025

Fund	Date of Summary Prospectus
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Allocation VIP Fund	May 1, 2025
Franklin DynaTech VIP Fund	May 1, 2025
Franklin Global Real Estate VIP Fund	May 1, 2025
Franklin Growth and Income VIP Fund	May 1, 2025
Franklin Income VIP Fund	May 1, 2025
Franklin Large Cap Growth VIP Fund	May 1, 2025
Franklin Mutual Global Discovery VIP Fund	May 1, 2025
Franklin Mutual Shares VIP Fund	May 1, 2025
Franklin Rising Dividends VIP Fund	May 1, 2025
Franklin Small Cap Value VIP Fund	May 1, 2025
Franklin Small-Mid Cap Growth VIP Fund	May 1, 2025
Franklin Strategic Income VIP Fund	May 1, 2025
Franklin U.S. Government Securities VIP Fund	May 1, 2025
Franklin VolSmart Allocation VIP Fund	May 1, 2025
Templeton Developing Markets VIP Fund	May 1, 2025
Templeton Foreign VIP Fund	May 1, 2025
Templeton Global Bond VIP Fund	May 1, 2025
Templeton Growth VIP Fund	May 1, 2025

FRANKLIN U.S. GOVERNMENT MONEY FUND
Franklin U.S. Government Money Fund	November 1, 2024

FRANKLIN VALUE INVESTORS TRUST
Franklin Mutual Small-Mid Cap Value Fund	March 1, 2025
Franklin Mutual U.S. Mid Cap Value Fund	March 1, 2025
Franklin Small Cap Value Fund	March 1, 2025

INSTITUTIONAL FIDUCIARY TRUST
Money Market Portfolio	November 1, 2024

TEMPLETON DEVELOPING MARKETS TRUST
Templeton Developing Markets Trust	May 1, 2025

TEMPLETON FUNDS
Templeton Foreign Fund	January 1, 2025
Templeton World Fund	January 1, 2025

TEMPLETON GLOBAL INVESTMENT TRUST
Franklin Templeton SMACS: Series EM	January 1, 2025
Templeton Emerging Markets Small Cap Fund	January 1, 2025
Templeton Global Balanced Fund	May 1, 2024

TEMPLETON GLOBAL SMALLER COMPANIES FUND
Templeton Global Smaller Companies Fund	January 1, 2025

TEMPLETON GROWTH FUND, INC.

Fund	Date of Summary Prospectus
Templeton Growth Fund, Inc.	January 1, 2025

TEMPLETON INCOME TRUST
Templeton Global Bond Fund	May 1, 2025
Templeton Global Total Return Fund	May 1, 2025
Templeton International Bond Fund	May 1, 2025
Templeton Sustainable Emerging Markets Bond Fund	May 1, 2025

TEMPLETON INSTITUTIONAL FUNDS
Foreign Smaller Companies Series	May 1, 2025
International Equity Series	May 1, 2025

Please retain this supplement for future reference.